Note 31 - Non Controlling Interest	12 Months Ended
Dec. 31, 2019
Non Controlling interests
Non Controlling Interest Explanatory

31. Non-controlling interest

The table below is a breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of total equity in the accompanying consolidated balance sheets is as follows:

Non-controlling interests: breakdown by subgroups (Millions of Euros)
	2019	2018	2017
Garanti BBVA	4,240	4,058	4,903
BBVA Peru	1,334	1,167	1,059
BBVA Argentina	422	352	420
BBVA Colombia	76	67	65
BBVA Venezuela	71	67	78
Other entities	57	53	454
Total	6,201	5,764	6,979

These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interest)” in the accompanying consolidated income statements:

Profit attributable to non-controlling interests (Millions of Euros)
	2019	2018	2017
Garanti BBVA	524	585	883
BBVA Peru	236	227	208
BBVA Argentina	60	(18)	93
BBVA Colombia	11	9	7
BBVA Venezuela	(1)	(5)	(2)
Other entities	4	30	55
Total	833	827	1,243

Dividends distributed to non-controlling interest of the Group during the year 2019 are: BBVA Peru Group €115 million, BBVA Argentina Group €16 million, BBVA Colombia Group €3 million and other Group entities accounted for €8 million.